Note 8 - Other Liabilities	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Accounts payable and other	$8,317	$6,893	$6,328
Current income tax liability	3,157	2,949	2,053
Deferred income tax liability	769	898	840
Lease obligations	4,644	5,113	5,276
Cash collateral and amounts held in escrow	10,992	7,887	3,182
Cash reserves on loan and lease receivables	127,047	110,764	102,631

	$154,926	$134,504	$120,310